Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements of assets and liabilities measured at fair value on a recurring basis - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Agency Bonds [Member]
Fair Value	$ 503	$ 505
Agency mortgage-backed: residential [Member]
Fair Value	38	43
U.S. Treasury notes [Member]
Fair Value		497
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Agency Bonds [Member]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Agency mortgage-backed: residential [Member]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Treasury notes [Member]
Fair Value
Significant Other Observable Inputs (Level 2) [Member] | Agency Bonds [Member]
Fair Value	503	505
Significant Other Observable Inputs (Level 2) [Member] | Agency mortgage-backed: residential [Member]
Fair Value	38	43
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury notes [Member]
Fair Value		497
Significant Unobservable Inputs (Level 3) [Member] | Agency Bonds [Member]
Fair Value
Significant Unobservable Inputs (Level 3) [Member] | Agency mortgage-backed: residential [Member]
Fair Value
Significant Unobservable Inputs (Level 3) [Member] | U.S. Treasury notes [Member]
Fair Value